EMPLOYEE BENEFITS (Tables)	6 Months Ended
Jun. 30, 2020
Retirement Benefits [Abstract]
SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST

The Components of net period benefit cost were as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Service cost	$761	$591	$1,900	$1,440
Interest cost	190	43	475	176
Other	-	66	-	55
Net cost	$951	$700	$2,375	$1,671